ESCROW FUNDS - 10K	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
ESCROW FUNDS	ESCROW FUNDS
Certain subsidiaries of the Company have obtained Department of Housing and Urban Development (HUD)-insured mortgages on properties that they lease to affiliated operating subsidiaries of the Company, while various other subsidiaries of the Company lease properties from unrelated third-party landlords that have obtained HUD-insured mortgages on the applicable properties. Under the terms of the HUD-insured mortgages, borrowers and/or their tenants are required to make certain deposits into escrow funds to be used for payment of property insurance, mortgage insurance premiums, and taxes. The deposits are generally maintained in an interest-bearing account with a federally insured financial institution.
Additionally, some HUD-insured mortgages require a reserve for replacement account and a non-critical repair reserve. Under the terms of the HUD-insured mortgages and the related regulatory agreements required by HUD, the tenants are required to make regular monthly deposits into a reserve for replacement account to assure the availability of funds to replace building components, furniture and equipment over time. All disbursements from this account require prior written approval by HUD and the mortgage lender. The non-critical repair reserve is used to cover estimated repairs on the properties typically within 12 months of closing on the HUD loans.
During 2021, the Company obtained a construction loan from an unaffiliated third-party lender that the subsidiary expects will be refinanced through a HUD-insured mortgage at a future date. At December 31, 2023 and 2022, this subsidiary had escrows related to debt service reserves, working capital escrows, and various other construction related escrows, in accordance with the terms of the loan agreement.
These reserve and escrow accounts are maintained under the control of the mortgage lender for the benefit of the applicable tenant and are generally held in an interest-bearing account with a federally insured financial institution.